Consolidated statement of comprehensive income Statement - GBP (£) £ in Millions		6 Months Ended
		Sep. 30, 2018	Sep. 30, 2017
Statement1 [Line Items]
Profit after tax from continuing operations		£ 429	£ 627	[1],[2]
Components of other comprehensive income that will not be reclassified to profit or loss, net of tax [abstract]
Remeasurement gains on pension assets and post-retirement benefit obligations		606	594	[2]
Net gains on investments in equity instruments designated at fair value through other comprehensive income		8	0	[2]
Net gains on financial liability designated at fair value through profit and loss attributable to changes in own credit risk		6	0	[2]
Net gains in respect of cash flow hedging of capital expenditure		13	0	[2]
Tax on items that will never be reclassified to profit or loss		(142)	(106)	[2]
Total items from continuing operations that will never be reclassified to profit or loss		491	488	[2]
Components of other comprehensive income that will be reclassified to profit or loss, net of tax [abstract]
Exchange adjustments		403	(262)	[2]
Net (losses)/gains in respect of cash flow hedges and cost of hedging		(31)	16	[2]
Transferred to profit or loss in respect of cash flow hedges and cost of hedging		27	6	[2]
Net gains on available-for-sale investments	[2]		10
Net gains on investments in debt instruments measured at fair value through other comprehensive income		8	0	[2]
Tax on items that may be reclassified subsequently to profit or loss		1	(3)	[2]
Total items from continuing operations that may be reclassified subsequently to profit or loss		408	(233)	[2]
Other comprehensive income for the period, net of tax, from continuing operations		899	255	[2]
Other comprehensive income for the period, net of tax, from discontinued operations2	[3]	36	64	[2]
Other comprehensive income for the period, net of tax		935	319	[2]
Total comprehensive income for the period from continuing operations		1,328	882	[2]
Total comprehensive income for the period from discontinued operations		39	114	[2]
Total comprehensive income for the period		1,367	996	[2]
Equity shareholders of the parent		1,365	996	[2]
Non-controlling interests	[4]	2	0	[2]
Quadgas Holdco Limited Cadent [Member]
Components of other comprehensive income that will be reclassified to profit or loss, net of tax [abstract]
Other comprehensive income, net of tax, gains (losses) on remeasurements of defined benefit plans		35	60
Gains (losses) on cash flow hedges, net of tax		£ 1	£ 4

[1]	Comparatives have been re-presented to reflect the classification of our retained interest in Quadgas HoldCo Limited as a discontinued operation in the current period (see note 6).
[2]	Comparatives have been re-presented to reflect the classification of our retained interest in Quadgas HoldCo Limited as a discontinued operation in the current period (see note 6).
[3]	The other comprehensive income from discontinued operations relates to items of other comprehensive income of Cadent (investment held through Quadgas Holdco Limited), comprising £35m (2017: £60m) remeasurement gains on pension assets and post-retirement benefit obligations, and £1m (2017: £4m) net gains in respect of cash flow hedges. Both items are shown net of tax.
[4]	The non-controlling interests for the six month periods ending 30 September 2018 and 30 September 2017 relate to continuing operations.